United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners  QP, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        November 14, 2011
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		2
						---

Form 13F Information Table Entry Total:		63
						----

Form 13F Information Table Value Total:		$329,789
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
AEROPOSTALE, INC. CMN               COM 007865108        1297     120000  SH             Direct      1, 2    120000
ALLSTATE CORPORATION COMM               020002101       12203     515100  SH     Call    Direct      1, 2         0
AMKOR TECHNOLOGIES INC CM           COM 031652100        1482     340000  SH             Direct      1, 2    340000
ANADARKO PETROLEUM CORP C               032511107       15763     250000  SH     Call    Direct      1, 2         0
ARCHER DANIELS MIDLAND CO               039483102       17367     700000  SH     Call    Direct      1, 2         0
IPATH S&P 500 VIX SHORT-T               06740C261      -42632     798800  SH      Put    Direct      1, 2         0
BJS RESTAURANTS INC CMN                 09180C106       -4984     113000  SH      Put    Direct      1, 2         0
CIFC CORP CMN                       COM 12547R105          82      18978  SH             Direct      1, 2     18978
WTS/CAPITAL ONE FINANCIAL           WTS 14040H139        1075      77755  SH     Call    Direct      1, 2         0
CAPITAL SENIOR LIVING COR           COM 140475104        8717    1412803  SH             Direct      1, 2   1412803
CISCO SYSTEMS, INC. CMN                 17275R102       12422     801400  SH     Call    Direct      1, 2         0
COMCAST CORPORATION CMN C           COM 20030N200        4264     205800  SH             Direct      1, 2    205800
CONSOLIDATED-TOMOKA LAND            COM 210226106         337      12833  SH             Direct      1, 2     12833
DEVON ENERGY CORPORATION                25179M103       17741     320000  SH     Call    Direct      1, 2         0
DEX ONE CORP CMN                    COM 25212W100         564    1007688  SH             Direct      1, 2   1007688
EQUINIX INC CMN                         29444U502       40515     456100  SH     Call    Direct      1, 2         0
EXXON MOBIL CORPORATION C               30231G102       22624     311500  SH     Call    Direct      1, 2         0
GENERAL DYNAMICS CORP. CM               369550108        5689     100000  SH     Call    Direct      1, 2         0
GENWORTH FINANCIAL INC CM           COM 37247D106        2403     418706  SH             Direct      1, 2    418706
GENWORTH FINANCIAL INC CM           COM 37247D106        6253    1089300  SH     Call    Direct      1, 2         0
GILEAD SCIENCES CMN                     375558103         702      18100  SH     Call    Direct      1, 2         0
GLOBALSTAR, INC. CMN                COM 378973408         165     403500  SH             Direct      1, 2    403500
GOLDMAN SACHS GROUP, INC.               38141G104       57127     604200  SH     Call    Direct      1, 2         0
GREEN MNTN COFFEE ROASTER               393122106      -16320     175600  SH      Put    Direct      1, 2         0
GREIF INC CMN CLASS B               COM 397624206       26219     609745  SH             Direct      1, 2    609745
INTERVEST BANCSHARES CORP           COM 460927106          31      11684  SH             Direct      1, 2     11684
ISHARES RUSSELL 2000 GROW               464287648      -54258     738500  SH      Put    Direct      1, 2         0
ISHARES RUSSELL 2000 INDE               464287655      -32189     500600  SH      Put    Direct      1, 2         0
ISHARES SILVER TRUST ETF                46428Q109        5993     207300  SH     Call    Direct      1, 2         0
J2 GLOBAL COMMUNICATIONS                46626E205        -226       8400  SH      Put    Direct      1, 2         0
LENNAR CORP CMN CLASS B             COM 526057302         333      32600  SH             Direct      1, 2     32600
LIBERTY GLOBAL INC CMN CL           COM 530555101         385      10647  SH             Direct      1, 2     10647
LIBERTY GLOBAL, INC. CMN            COM 530555309         368      10647  SH             Direct      1, 2     10647
LIBERTY INTERACTIVE CORP            COM 53071M104        3153     213601  SH             Direct      1, 2    213601
LORAL SPACE &COMMUNICATIO           COM 543881106        7820     156080  SH             Direct      1, 2    156080
LOWES COMPANIES INC CMN                 548661107       25047    1295100  SH     Call    Direct      1, 2         0
LULULEMON ATHLETICA INC.                550021109       -1831      37600  SH      Put    Direct      1, 2         0
M T R GAMING GROUP INC CM           COM 553769100        3903    2054286  SH             Direct      1, 2   2054286
MICROSOFT CORPORATION CMN               594918104       50820    2041800  SH     Call    Direct      1, 2         0
MOD PAC CORP CMN                    COM 607495108         556      98046  SH             Direct      1, 2     98046
NATL WESTN LIFE INS CO CL           COM 638522102        1380      10187  SH             Direct      1, 2     10187
NEWMONT MINING CORPORATIO               651639106       37770     600000  SH     Call    Direct      1, 2         0
NORTHROP GRUMMAN CORP CMN               666807102        2609      50000  SH     Call    Direct      1, 2         0
PRESIDENTIAL LIFE CORP CM           COM 740884101       15950    1940339  SH             Direct      1, 2   1940339
RAYTHEON CO CMN                         755111507       20312     497000  SH     Call    Direct      1, 2         0
REDDY ICE HOLDINGS INC CM           COM 75734R105         127     101835  SH             Direct      1, 2    101835
REGIS CORP. CMN                     COM 758932107        6440     457045  SH             Direct      1, 2    457045
RIVERBED TECHNOLOGY, INC.               768573107       -2004     100400  SH      Put    Direct      1, 2         0
SALESFORCE.COM, INC CMN                 79466L302       -9142      80000  SH      Put    Direct      1, 2         0
SEABRIGHT HLDG INC CMN              COM 811656107          73      10176  SH             Direct      1, 2     10176
SEALED AIR CORPORATION CM           COM 81211K100        7389     442454  SH             Direct      1, 2    442454
SHUTTERFLY, INC. CMN                    82568P304        -762      18500  SH      Put    Direct      1, 2         0
TELEPHONE AND DATA SYS, I           COM 879433860         605      30599  SH             Direct      1, 2     30599
TOTAL SA SPONSORED ADR CM               89151E109         877      20000  SH     Call    Direct      1, 2         0
VIRGIN MEDIA INC CMN                    92769L101         244      10000  SH     Call    Direct      1, 2         0
WAL MART STORES INC CMN                 931142103       10380     200000  SH     Call    Direct      1, 2         0
WARREN RESOURCES INC. CMN           COM 93564A100        4592    1929214  SH             Direct      1, 2   1929214
WESTERN DIGITAL CORP CMN                958102105         772      30000  SH     Call    Direct      1, 2         0
WILLIAMS COMPANIES INC.             COM 969457100        2483     102000  SH             Direct      1, 2    102000
WILLIAMS COMPANIES INC.             COM 969457100        4284     176000  SH     Call    Direct      1, 2         0
ASSURED GUARANTY LTD. CMN           COM G0585R106        1579     143691  SH             Direct      1, 2    143691
SEAGATE TECHNOLOGY PLC CM               G7945M107        1028     100000  SH     Call    Direct      1, 2         0
XL GROUP PLC CMN                        G98290102       21823    1160800  SH     Call    Direct      1, 2         0



*Long puts reflect a negative notional value and have been subtracted from the total notional value.